Trade Payables - Schedule of Trade Payables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade Payables [Abstract]
Trade payables	¥ 52,700	¥ 34,818